Provisions	12 Months Ended
Jun. 30, 2023
Provisions
Provisions

19. Provisions

The Group is subject to claims, lawsuits and other legal proceedings in the ordinary course of business, including claims from clients where a third party seeks reimbursement or damages. The Group’s responsibility under such claims, lawsuits and legal proceedings cannot be estimated with certainty. From time to time, the status of each major issue is evaluated and its potential financial exposure is assessed. If the potential loss involved in the claim or proceeding is deemed probable and the amount may be reasonably estimated, a liability is recorded. The Group estimates the amount of such liability based on the available information and in accordance with the provisions of the IFRS. If additional information becomes available, the Group will make an evaluation of claims, lawsuits and other outstanding proceedings, and will revise its estimates.

The following table shows the movements in the Group's provisions categorized by type:

	Legal claims	Investments in associates and joint ventures (ii)	Total
As of 06.30.21	897	26	923
Additions (i)	735	-	735
Share of profit of associates	-	(9)	(9)
Recovery (i)	(170)	-	(170)
Used during the year	(209)	-	(209)
Inflation adjustment	(420)	-	(420)
As of 06.30.22	833	17	850
Additions (i)	7,676	-	7,676
Share of profit of associates	-	(16)	(16)
Recovery (i)	(224)	-	(224)
Used during the year	(67)	-	(67)
Inflation adjustment	(1,456)	-	(1,456)
As of 06.30.23	6,762	1	6,763
	06.30.2023	06.30.2022
Non-Current	5,919	423
Current	844	427
Total	6,763	850

(i)	Additions and recoveries are included in "Other operating results, net". As of June 30, 2023, includes the provision for the IDBD demand.
(ii)	Corresponds to the equity interest in Puerto Retiro in 2022 and 2021. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".

IDBD

As indicated in Note 1. to these Consolidated Financial Statements, the Group lost control of IDBD on September 25, 2020.

On September 21, 2020, IDBD filed a lawsuit against Dolphin Netherlands B.V. (“Dolphin BV”) and IRSA before the Tel-Aviv Jaffa District Court (civil case no. 29694-09-20). The amount claimed by IDBD is NIS 140 million, alleging that Dolphin BV and IRSA breached an alleged legally binding commitment to transfer to IDBD 2 installments of NIS 70 million. On December 24, 2020, and following approval by the insolvency court, the IDBD trustee filed a motion to dismiss the claim, maintaining the right as IDBD trustee, to file a new inter alia claim in the same matter, after conduct an investigation into the reasons for IDBD's insolvency. On December 24, 2020, the court entered a judgment to dismiss the claim as requested. On October 31, 2021, the Insolvency Commissioner notified that he did not oppose the motion, and on that same date, the court affirmed the motion initiated by the trustee of IDBD.

On December 26, 2021 IDBD filed the lawsuit against Dolphin BV and IRSA for the sum of NIS 140 million.

On January 30, 2023, a copy of the lawsuit was sent to us and we evaluated the legal defense alternatives for the company's interests.

On May 9, 2023, two filings were made by Dolphin BV and IRSA for the purpose of reversing the decision of the Tel-Aviv Jaffa District Court regarding the manner in which the lawsuits were made, the law and the jurisdiction applicable. The following day, the Court granted a period of 20 days for IDBD to respond to the presentations made by Dolphin BV and IRSA and set a hearing for June 29, 2023.

On May 30, 2023, IDBD made a presentation to answer the arguments raised by IRSA and Dolphin BV in their briefs.

On June 29, 2023, the hearing set by the Court took place, where the parties had the opportunity to explain the arguments raised in their briefs. The Court would be in a position to issue a verdict regarding the statements made on the way in which the notification of the lawsuits was made, the law and applicable jurisdiction.

Based on the review of the commitments and the analysis of the Company's lawyers, the sum of NIS 80 million, equivalent to ARS 5,536 million, are provisioned in these consolidated financial statements.